Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other payables [abstract]
Schedule of trade and other payables

Group’s trade and other payables as of June 30, 2018 and 2017 were as follows:

	Total as of June 30, 2018	Total as of June 30, 2017
Trade payables	9,688	14,793
Sales, rental and services payments received in advance	3,572	4,339
Construction obligations	1,475	1,226
Accrued invoices	948	633
Deferred income	37	73
Total trade payables	15,720	21,064
Dividends payable to non-controlling shareholders	123	251
Tax payables	325	510
Construction obligations	521	343
Other payables	1,412	1,711
Total other payables	2,381	2,815
Total trade and other payables	18,101	23,879
Non-current	3,484	3,040
Current	14,617	20,839
Total	18,101	23,879